Concentration of Risk (Tables)	9 Months Ended
Sep. 30, 2016
Risks and Uncertainties [Abstract]
Schedule of revenues, accounts receivable & geographic concentration

Customer Concentration

During the nine months ended September 30, 2016 and 2015 (unaudited), the following customers comprised more than 10% of revenues:

	Nine Months	Nine Months
	Ended	Ended
	September 30, 2016	September 30, 2015

Customer 1	8%	1%
Customer 2	3%	2%
Customer 3	16%	15%
Customer 4	5%	8%
Customer 5	3%	10%
Customer 6	10%	1%

As of September 30, 2016 and December 31, 2015, the following customers comprised more than 10% of accounts receivable:

	September 30,	December 31,
	2016	2015
	(unaudited)
Customer 1	37%	0%
Customer 2	29%	17%
Customer 3	21%	0%
Customer 4	15%	3%
Customer 5	0%	19%
Customer 6	0%	10%
Customer 7	0%	10%
Customer 8	0%	10%

Geographic Concentration

During the nine months ended September 30, 2016 and 2015 (unaudited), regional revenue, based on customer location, consisted of the following:

	Nine Months	Nine Months
	Ended	Ended
	September 30, 2016	September 30, 2015

United States	47%	46%
Germany	15%	5%
Italy	21%	20%
France	8%	18%
Canada	3%	6%
Turkey	5%	3%